Accrued Expenses And Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Expenses And Other Payables [Abstract]
Accrued expenses and other payables
7.	Accrued expenses and other payables

	At December 31,
	2025	2024
Accrued professional fees	$210,750	$130,000
Accrued staff costs	166,523	55,697
Others	662	-
	$377,935	$185,697